Earnings per share	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Earnings per share
Note 18. Earnings per share

	Consolidated December 2024	Consolidated December 2023
	$	$
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(10,453,811)	(8,823,513)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	425,157,427	239,779,384

Weighted average number of ordinary shares used in calculating diluted earnings per share	425,157,427	239,779,384

	Cents	Cents
Basic earnings per share	(2.459)	(3.680)
Diluted earnings per share	(2.459)	(3.680)